Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Advance to suppliers, net	$ 2,252,953	$ 3,622,162
Advance from customer	(1,317,816)	(1,553,801)
Taizhou Huadi Material Technology Co. [Member]
Related Party Transaction [Line Items]
Advance to suppliers, net		692,485
Taizhou Huadi Material Technology Co. [Member]
Related Party Transaction [Line Items]
Accounts payable	(462)
Huashang Micro Finance Co. [Member]
Related Party Transaction [Line Items]
Advance from customer	(7,131)	(5,650)
Jueqin Wang [Member]
Related Party Transaction [Line Items]
Due to related parties – noncurrent portion	$ (255,344)	$ (308,908)
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Yiyu Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by Meiling Wang
Jueqin Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company
Di Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chairman of the Board and Director
Yiyu Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of majority shareholder of the Company
Meiling Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of majority shareholder of the Company